Supplement dated December 23, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Multi-Advisor Small Cap Value Fund	10/1/2015
Effective February 22, 2016 (the Effective Date), Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Segall Bryant & Hamill, LLC no longer serve as subadvisers to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $27 million to $5.1 billion as of November 30, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may invest in any type of securities, including common stocks and depositary receipts.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, financials and industrials sectors. The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to delete Multi-Adviser Risk, replace Sector Risk and add Focused Portfolio Risk and Frequent Trading Risk as follows:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary, financials and industrials sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
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The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
The rest of the section remains the same.
The information under the heading "Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Senior Portfolio Manager	Lead manager	February 2016
Kari Montanus	Portfolio Manager	Co-manager	February 2016
The information under the heading “Principal Investment Strategies” in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $27 million to $5.1 billion as of November 30, 2015. The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may invest in any type of securities, including common stocks and depositary receipts.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, financials and industrials sectors. The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
In pursuit of the Fund’s objective, the portfolio managers use a bottom-up stock selection approach, which means that they concentrate on individual company fundamentals, rather than on a particular industry, although at times factors that make a particular company attractive may also make other companies within the same industry attractive, and the portfolio managers may invest in these issuers as well.
Columbia Management Investment Advisers, LLC (the Investment Manager) considers a variety of factors in identifying investment opportunities and constructing the Fund’s portfolio which may include, among others, the following:
■	a low price-to-earnings and/or low price-to-book ratio;

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■	positive change in senior management;
■	positive corporate restructuring;
■	temporary setback in price due to factors that no longer exist or are ending;
■	a positive shift in the company’s business cycle; and/or
■	a catalyst for increase in the rate of the company’s earnings growth.
The Investment Manager generally sells a stock if it believes the stock has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available. The Investment Manager monitors the Fund’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
The information under the heading "Principal Risks” in the "More Information About the Fund" section is hereby revised to delete Multi-Adviser Risk, replace Sector Risk and add Focused Portfolio Risk and Frequent Trading Risk as follows:
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary, financials and industrials sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector

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products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
The rest of the section remains the same.
The fifth paragraph under the heading "Primary Service Providers — The Investment Manager" in the "More Information About the Fund" section, is hereby deleted and the second paragraph is hereby superseded and replaced with the following:
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The rest of the section remains the same.
Under the heading "Primary Service Providers" in the "More Information About the Fund" section, the caption "Subadviser" and the information beneath it is hereby deleted and the caption "Portfolio Managers" and the information beneath it is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Senior Portfolio Manager	Lead manager	February 2016
Kari Montanus	Portfolio Manager	Co-manager	February 2016
Mr. Rosen joined the Investment Manager in November 2008 when it acquired J. & W. Seligman & Co. Incorporated (Seligman), where he was a Managing Director. Mr. Rosen began his investment career in 1982 and earned a B.A. from Brandeis University and an M.B.A. from New York University.
Ms. Montanus joined the Investment Manager in November 2008 when it acquired Seligman, where she worked as an investment professional since 2003. Ms. Montanus began her investment career in 1990 and earned a B.A. from Stanford University and an M.B.A. in finance from The Wharton School, University of Pennsylvania.
Shareholders should retain this Supplement for future reference.
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